Description of the Plans (Details) - EBP Plans	12 Months Ended
Dec. 31, 2025 USD ($) h period
EBP, Description of Plan [Line Items]
Service period, hours	1,000
Service period	12 months
Number of consecutive periods | period	2
Hours of service	500
Minimum compensation, percentage	1.00%
Maximum compensation percentage	50.00%
Matching percentage	100.00%
Percentage of compensation matched	6.00%
Vesting percentage	100.00%
Vesting hours	1
Minimum borrowing amount | $	$ 1,000
Maximum borrowing amount, percentage of total account	90.00%
Maximum borrowing amount | $	$ 50,000
Basis spread on variable rate	1.00%